Offerings	Jul. 29, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0002 per share
Maximum Aggregate Offering Price	$ 14,662,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,244.83
Offering Note	Pursuant to Rule 416(a) under the Securities Act, the Registrant is also registering an indeterminate number of additional Class A Ordinary Shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.Includes additional Class A Ordinary Shares (up to 15% of the ordinary shares offered to the public) that the Underwriter has the option to purchase to cover over-allotments, if any.Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Underwriters warrants
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)
Offering Note	We have agreed to issue to the representative of the underwriters (the “Representative”) warrants to purchase a number of Class A Ordinary Shares equal to an aggregate of up to five percent (5%) of the number of Class A Ordinary Shares sold in this Offering and also register herein such underlying Class A Ordinary Shares. The Representative’s warrants shall be exercisable, in whole or in part, commencing six (6) months from the commencement of sales of this Offering and expiring three (3) years from the commencement of sales of this Offering. The Representative’s warrants will have an exercise price of 120% of the offering price of the Class A Ordinary Shares sold in this offering.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares underlying Underwriters warrants
Maximum Aggregate Offering Price	$ 879,750
Fee Rate	0.01531%
Amount of Registration Fee	$ 134.69
Offering Note	In accordance with Rule 457(g) under the Securities Act, because the Registrant’s Class A Ordinary Shares underlying the Representative’s warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.